Schedule of Private Placement Offerings (Details) - USD ($)					3 Months Ended	12 Months Ended
	Feb. 13, 2026	Oct. 08, 2025	Aug. 19, 2025	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Feb. 05, 2024
Short-Term Debt [Line Items]
Principal amount							$ 4,500,000
Private Placement Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 9,233,000	$ 6,900,000
Net Proceeds Received					$ 7,377,000	$ 5,497,909
Private Placement Notes [Member] | June 3i Note [Member]
Short-Term Debt [Line Items]
Maturity Date of the Note				Jun. 30, 2026
Principal amount				$ 2,200,000
Net Proceeds Received				$ 1,725,000
Debt instrument conversion price per share				$ 50.00
Initial Conversion Floor Price per Share				$ 2.20
Private Placement Notes [Member] | August 3i Note [Member]
Short-Term Debt [Line Items]
Maturity Date of the Note			Sep. 19, 2026
Principal amount			$ 2,200,000
Net Proceeds Received			$ 1,762,000
Debt instrument conversion price per share			$ 50.00
Initial Conversion Floor Price per Share			$ 22.00
Private Placement Notes [Member] | October 3i Note [Member]
Short-Term Debt [Line Items]
Maturity Date of the Note		Oct. 08, 2026
Principal amount		$ 2,500,000
Net Proceeds Received		$ 2,010,909
Debt instrument conversion price per share		$ 50.00
Initial Conversion Floor Price per Share		$ 12.40
Private Placement Notes [Member] | February 3i Note [Member]
Short-Term Debt [Line Items]
Maturity Date of the Note	Feb. 13, 2027
Principal amount	$ 2,333,000
Net Proceeds Received	$ 1,879,000
Debt instrument conversion price per share	$ 22.20
Initial Conversion Floor Price per Share	$ 5.080
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Warrants issued					50,684	393,231
Private Placement Warrants [Member] | June Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued				3,357
Warrants exercise price				$ 50.00
Private Placement Warrants [Member] | August Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued			6,306
Warrants exercise price			$ 50.00
Private Placement Warrants [Member] | October Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued		10,000
Warrants exercise price		$ 50.00
Private Placement Warrants [Member] | February Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued	21,021
Warrants exercise price	$ 22.20